Employee Benefits (Details) - Schedule of changes in provisions for incentive plans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in provisions for incentive plans [Abstract]
Balances as of January 1,	$ 51,051	$ 47,797
Provisions established	34,138	45,792
Provisions used	(41,248)	(42,538)
Provisions released
Balances as of December 31,	$ 43,941	$ 51,051